--------------------------------------------------------------------------------

                      DFA Investment Dimensions Group Inc.
                      The Emerging Markets Value Portfolio
                                      and
                  Dimensional Emerging Markets Value Fund Inc.

                               Semi-Annual Report

                         Six Months Ended May 31, 1999
                                  (Unaudited)

                     -------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      THE EMERGING MARKETS VALUE PORTFOLIO
                                      AND
                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                             SEMI -- ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
DFA INVESTMENT DIMENSIONS GROUP INC. -- THE EMERGING MARKETS VALUE
 PORTFOLIO
    Statement of Assets and Liabilities.................................       1
    Statement of Operations.............................................       2
    Statements of Changes in Net Assets.................................       3
    Financial Highlights................................................       4
    Notes to Financial Statements.......................................     5-6

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
    Schedule of Investments.............................................    7-16
    Statement of Assets and Liabilities.................................      17
    Statement of Operations.............................................      18
    Statements of Changes in Net Assets.................................      19
    Financial Highlights................................................      20
    Notes to Financial Statements.......................................   21-23

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      THE EMERGING MARKETS VALUE PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1999

                                  (UNAUDITED)

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in the Dimensional Emerging Markets Value Fund Inc.
  (1,872,614 Shares, Cost $24,994)++..................................................  $  33,089
Receivable for Investment Securities Sold.............................................        155
Receivable for Fund Share Sold........................................................         86
Prepaid Expenses and Other Assets.....................................................         30
                                                                                        ---------
    Total Assets......................................................................     33,360
                                                                                        ---------
LIABILITIES:
Payable for Fund Share Redeemed.......................................................        240
Accrued Expenses and Other Liabilities................................................         17
                                                                                        ---------
    Total Liabilities.................................................................        257
                                                                                        ---------
NET ASSETS............................................................................  $  33,103
                                                                                        ---------
                                                                                        ---------
SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 100,000,000)............................................................  2,879,824
                                                                                        ---------
                                                                                        ---------
NET ASSET VALUE.......................................................................  $   11.49
                                                                                        ---------
                                                                                        ---------
PUBLIC OFFERING PRICE PER SHARE.......................................................  $   11.55
                                                                                        ---------
                                                                                        ---------

NET ASSETS CONSIST OF:
Paid-In Capital.......................................................................  $  23,666
Accumulated Net Investment Loss.......................................................       (111)
Undistributed Net Realized Gain of Investment Securities..............................      1,453
Unrealized Appreciation of Investment Securities......................................      8,095
                                                                                        ---------
    Total Net Assets..................................................................  $  33,103
                                                                                        ---------
                                                                                        ---------

--------------

++ Approximates cost for federal income tax purpose.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      THE EMERGING MARKETS VALUE PORTFOLIO

                            STATEMENT OF OPERATIONS

                            FOR THE SIX MONTHS ENDED
                                  MAY 31, 1999
                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received from Dimensional Emerging Markets Value Fund Inc. .....  $     339
                                                                                           ---------

EXPENSES
    Administrative Fee...................................................................         44
    Accounting & Transfer Agent Fees.....................................................         10
    Legal Fees...........................................................................         --
    Audit Fees...........................................................................         --
    Filing Fees..........................................................................          2
    Shareholders' Reports................................................................          1
    Directors Fees and Expenses..........................................................         --
    Organizational Fees..................................................................          5
    Other Expenses.......................................................................          1
                                                                                           ---------
        Total Expenses...................................................................         63
                                                                                           ---------
    NET INVESTMENT INCOME................................................................        276
                                                                                           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital Gain Distributions Received From Dimensional Emerging Markets Value Fund Inc.....      1,619

Net Realized Loss on Investment Securities...............................................       (111)

Change in Unrealized Appreciation of Investment Securities...............................      6,825
                                                                                           ---------

    NET INCOME ON INVESTMENT SECURITIES..................................................      8,333
                                                                                           ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................................  $   8,609
                                                                                           ---------
                                                                                           ---------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      THE EMERGING MARKETS VALUE PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                 FOR THE SIX        FOR THE
                                                MONTHS ENDED      YEAR ENDED
                                                MAY 31, 1999     NOV. 30, 1998
                                               ---------------   -------------
                                                 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income....................  $          276    $         83
    Capital Gain Distributions Received from
      Dimensional Emerging Markets Value Fund
      Inc....................................           1,619              --
    Net Realized Gain (Loss) on Investment
      Securities.............................            (111)             55
    Change in Unrealized Appreciation
      (Depreciation) of Investment
      Securities.............................           6,825           1,270
                                               ---------------   -------------
        Net Increase in Net Assets Resulting
          from Operations....................           8,609           1,298
                                               ---------------   -------------
Distributions From:
    Net Investment Income....................            (470)             --
    Net Realized Gains.......................              --              --
                                               ---------------   -------------
        Total Distributions..................            (470)             --
                                               ---------------   -------------
Capital Share Transactions (1):
    Shares Issued............................          17,113          10,040
    Shares Issued in Lieu of Cash
      Distributions..........................             470              --
    Shares Redeemed..........................          (3,588)           (369)
                                               ---------------   -------------
        Net Increase from Capital Share
          Transactions.......................          13,995           9,671
                                               ---------------   -------------
        Total Increase.......................          22,134          10,969
NET ASSETS
    Beginning of Period......................          10,969              --
                                               ---------------   -------------
    End of Period............................  $       33,103    $     10,969
                                               ---------------   -------------
                                               ---------------   -------------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued............................           1,873           1,364
    Shares Issued in Lieu of Cash
      Distributions..........................              57              --
    Shares Redeemed..........................            (361)            (53)
                                               ---------------   -------------
                                                        1,569           1,311
                                               ---------------   -------------
                                               ---------------   -------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      THE EMERGING MARKETS VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                              FOR THE SIX      APRIL 2, 1998
                                                              MONTHS ENDED          TO
                                                              MAY 31, 1999   NOVEMBER 30, 1998
                                                              ------------   -----------------
                                                              (UNAUDITED)

Net Asset Value, Beginning of Period........................    $  8.37           $ 10.00
                                                              ------------       --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.....................................       0.23              0.06
  Net Gains (Losses) on Securities (Realized and
    Unrealized).............................................       3.22             (1.69)
                                                              ------------       --------
  Total from Investment Operations..........................       3.45             (1.63)
                                                              ------------       --------
LESS DISTRIBUTIONS
  Net Investment Income.....................................      (0.33)               --
  Net Realized Gains........................................         --                --
                                                              ------------       --------
  Total Distributions.......................................      (0.33)               --
                                                              ------------       --------
Net Asset Value, End of Period..............................    $ 11.49           $  8.37
                                                              ------------       --------
                                                              ------------       --------
Total Return................................................      42.88%#          (16.30)%#

Net Assets, End of Period (thousands).......................    $33,103           $10,969
Ratio of Expenses to Average Net Assets (1).................       2.45%*            1.96%*(a)
Ratio of Net Investment Income to Average Net Assets........       2.51%*            3.24%*(a)
Portfolio Turnover Rate.....................................        N/A               N/A
Portfolio Turnover Rate of Master Fund Series...............      21.02%*           34.84%(b)

--------------

*   Annualized

#   Non-annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund.

(a) Because of commencement of operations and related preliminary transaction costs, including organization costs, these ratios are not necessarily indicative of future ratios.

(b)  Calculated for the period ended November 30, 1998.

N/A Refer to the respective Master Fund.

                See accompanying Notes to Financial Statements.

                    THE DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Group") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Group offers thirty-four portfolios, one of which, The Emerging Markets Value Portfolio (the "Portfolio") is included in this report. Of the remaining thirty-three portfolios, thirty-two are presented within two separate reports and the remaining portfolio has not yet commenced operations.

    The Portfolio invests all of its assets in the Dimensional Emerging Markets Value Fund Inc. (the "Fund"). At May 31, 1999, the Portfolio owned 11% of the outstanding shares of the Fund. The financial statements of the Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Group in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Fund held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Fund are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Fund. For the six months ended May 31, 1999, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENT TRANSACTIONS:

    At May 31, 1999, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation............................  $   8,095
Gross Unrealized Depreciation............................         --
                                                           ---------
Net......................................................  $   8,095
                                                           ---------
                                                           ---------

    At November 30, 1998, the Portfolio had a capital loss carryover for federal income tax purposes of approximately $3,898 which expires on November 30, 2006.

E. LINE OF CREDIT:

    The Group, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the period ended May 31, 1999.

F. REIMBURSEMENT FEE:

    Shares of the Portfolio are sold at a public offering price which is equal to the Portfolio's current net asset value plus a reimbursement fee of 0.50% of such net asset value. Reimbursement fees are recorded as an addition to paid in capital and are used to defray the costs associated with investing proceeds of the sale of shares to investors.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                         ------------  ------------
SOUTH KOREA -- (14.1%)
COMMON STOCKS -- (14.0%)
 *A-Nam Industrial Co., Ltd............................        31,100  $    178,336
 Asia Cement Manufacturing Co., Ltd....................         5,730       107,753
 BYC Co., Ltd..........................................           810        63,524
 *Bank of Che Ju.......................................         2,250         6,546
 *Bank of Pusan........................................        60,732       225,341
 *Boo Kook Securities Co., Ltd.........................        17,385       190,585
 *Boram Securities Co., Ltd............................        18,940       159,717
 *Byuck San Engineering and Construction Co., Ltd......           730         3,675
 Cheil Industrial, Inc.................................        41,373       361,100
 Cheil Jedang Corp.....................................         4,680       254,552
 Chon Bang Co., Ltd....................................         2,520        75,865
 *Choongnam Spinning Co., Ltd..........................        11,910        37,161
 *Chosun Brewery Co., Ltd..............................        12,100       299,987
 *Chung Chong Bank Co., Ltd............................        35,060           148
 *Daegu Bank Co., Ltd..................................       148,102       616,337
 Daehan Synthetic Fiber Co., Ltd.......................         2,000       128,178
 Daelim Industrial Co., Ltd............................        55,549       688,595
 Daewoo Corp...........................................       195,720       904,453
 *Daewoo Electronic Components Co., Ltd................        11,310        55,985
 *Daewoo Electronics Co., Ltd..........................        85,420       388,977
 Daewoo Precision Industries, Ltd......................        14,010        53,342
 *Daewoo Securities Co., Ltd...........................        69,122     1,369,803
 *Daewoo Telecom Co., Ltd..............................        40,230       152,663
 *Daeyu Securities Co., Ltd............................        11,540       157,649
 *Daishin Securities Co., Ltd..........................        44,980       671,372
 *Dong Sung Co., Ltd...................................        12,880         6,028
 *Dong-Ah Construction Industrial Co., Ltd.............        19,596       155,003
 Dongbu Steel Co., Ltd.................................        21,798       106,614
 Dong-Il Corp..........................................         4,205        81,558
 *Dongkuk Steel Mill Co., Ltd..........................        45,630       232,796
 Dongwon Securities Co., Ltd...........................        53,520     1,157,640
 Doosan Construction & Engineering Co., Ltd............        10,271        52,834
 *Haitai Confectionery Co., Ltd........................         1,327        12,421
 *Han Il Cement Manufacturing Co., Ltd.................         9,505       260,499
 *Han Kook Titanium Industry Co., Ltd..................         2,016         6,035
 *Hana Bank............................................        17,632       232,694
 *Hanil Securities Co., Ltd............................        42,349       317,479
 *Han-Il Synthetic Fiber Industrial Co., Ltd...........        29,000        15,162
 *Hanjin Engineering and Construction Co., Ltd.........        24,760       114,837
 *Hanjin Shipping Co., Ltd.............................        18,230       272,101
 Hankook Cosmetics Co., Ltd............................        30,000        97,904
 *Hanshin Construction.................................           754         1,907
 Hansol Chemical Co., Ltd..............................         7,540       100,461
 Hansol Paper Co., Ltd.................................        35,920       511,910
 *Hanwha Chemical Corp.................................       157,798     1,164,340
 Hyundai Cement Co., Ltd...............................         2,770        35,038
 Hyundai Corp..........................................        12,373        90,253

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Hyundai Engineering & Construction Co., Ltd..........       174,893  $  1,260,982
 *Hyundai Motor Co., Ltd...............................        22,942       388,864
 *Hyundai Pipe Co., Ltd................................        13,973        44,187
 *Hyundai Precision Industry Co., Ltd..................        55,594       361,454
 *Il Yang Pharmaceutical Co., Ltd......................         4,738        54,338
 Inchon Iron & Steel Co., Ltd..........................       109,566       535,888
 *Jinro, Ltd...........................................         9,213        37,214
 *KLB Securities Co....................................         9,460         4,786
 *Kangwon Bank Co., Ltd................................        93,981        71,327
 *Keang Nam Enterprises Co., Ltd.......................        12,950        49,142
 *Keumkang Co., Ltd....................................         9,000       440,949
 *Kia Precision Works Co., Ltd.........................         2,550         6,236
 *Kohap Co., Ltd.......................................         8,303        37,879
 *Kolon Industries, Inc................................        21,199       256,536
 *Kolon International Corp.............................        14,798        74,748
 Kookmin Bank..........................................       137,405     2,079,875
 *Korea Chemical Co., Ltd..............................         6,000       484,210
 *Korea Electronics Co., Ltd...........................         5,170        66,922
 *Korea Exchange Bank..................................       622,136     2,817,279
 *Korea Express Co., Ltd...............................        22,170       148,068
 *Korea First Bank Securities..........................        23,720       226,029
 *Korea Industrial Leasing Co., Ltd....................         9,427        40,543
 *Korea Iron & Steel Co., Ltd..........................        10,440        78,002
 Korea Komho Petrochemical.............................        36,510       213,977
 *Korea Merchant Banking Co............................         7,256        54,763
 *Korea Tungsten Mining Co.............................        21,910        10,531
 Korean Air............................................       105,960     1,277,757
 *Korean French Banking Corp...........................        13,000        97,567
 *Kuk Dong Engineering & Construction Co., Ltd.........           730         1,634
 *Kumho Tire Co., Ltd..................................        47,568       279,989
 *Kwangju Bank.........................................        53,508       203,049
 *Kyong Nam Bank.......................................        44,100       163,629
 *Kyungki Bank, Ltd....................................        59,240           250
 *Kyungnam Wool Textile Co., Ltd.......................         4,172         3,940
 *Kyungwon-Century Co., Ltd............................         5,740        53,244
 LG Cable & Machinery, Ltd.............................        47,536       669,436
 *LG Construction, Ltd.................................        52,965       477,907
 *LG Industrial Systems, Ltd...........................        43,383       274,379
 LG International Corp.................................        34,920       200,241
 *LG Securities Co., Ltd...............................        88,501     1,492,629
 *Mando Machinery Corp.................................         3,768        17,921
 *Namkwang Engineering & Construction Co., Ltd.........           311         1,335
 Orient Co., Ltd.......................................         1,120        22,715
 *Oriental Chemical Industries Co., Ltd................        16,840       298,216
 Orion Electric Co., Ltd...............................        30,153       189,942
 *Pang Rim Spinning....................................         2,330        32,420
 *Peeres Cosmetics.....................................         1,060         6,525
 SK Corp., Ltd.........................................       141,559     2,972,399
 Saehan Industries, Inc................................        15,090       159,699
 Saehan Media Corp.....................................         9,020        58,569
 *Sam Yang Corp........................................        14,580       276,637
 Sambu Construction Co., Ltd...........................         8,670       100,164
 Samsung Aerospace Industrial Co., Ltd.................        74,835       574,270

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Samsung Corp.........................................       184,127  $  2,872,496
 Samwhan Corp. Co., Ltd................................         9,100        82,877
 *Se Poong Corp........................................         6,810        17,860
 Seah Steel Corp.......................................         8,840       160,273
 *Shin Poong Paper Manufacturing Co., Ltd..............         2,600        27,735
 *Shin Sung Corp.......................................         6,290        25,619
 *Shin Wha Engineering & Construction Co., Ltd.........         5,970        20,641
 Shin Young Securities Co., Ltd........................        13,880       276,231
 Shin Young Wacoal, Inc................................           210        10,891
 *Shindongbang Corp....................................         8,300        26,667
 Shinhan Bank Co., Ltd.................................       249,744     2,432,469
 Shinil Engineering Co., Ltd...........................         4,260        26,583
 Shinsegae Department Store............................        16,800       750,854
 *Shinsung Tongsang Co., Ltd...........................         9,984        41,675
 *Shinwon Corp.........................................           832         3,020
 *Ssang Bang Wool Co., Ltd.............................         1,950         5,920
 *Ssangyong Cement Industry Co., Ltd...................       144,832       829,289
 *Ssangyong Corp.......................................         9,023        35,077
 *Ssangyong Heavy Industy Co., Ltd.....................         5,700        23,072
 *Sunkyong Industries, Ltd.............................        21,228       433,206
 Sunkyong, Ltd.........................................        54,424       381,383
 *Tai Han Electric Wire Co.............................        24,890       377,805
 Taihan Sugar Industrial Co., Ltd......................         3,881        80,183
 *Tong Yang Cement Corp................................        19,290       142,335
 *Tong Yang Merchant Bank..............................        26,366       173,424
 Tong Yang Securities Co., Ltd.........................        22,280       182,246
 *Tongkook Corp........................................         7,400        14,665
 Tongyang Confectionery Co.............................         3,300        80,702
 Trigem Computer, Inc..................................        11,780       407,286
 Union Steel Manufacturing Co., Ltd....................         3,000       161,909
 *Youngchang Akki Co., Ltd.............................         3,200        24,556
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $24,293,578)...................................                  42,057,299
                                                                       ------------
RIGHTS/WARRANTS -- (0.1%)
 *Dongkuk Steel Mill Co., Ltd. Rights 06/16/99.........        45,630        32,707
 *Hanjin Shipping Co., Ltd. Rights 06/08/99............        14,972        69,440
 *Hite Brewery Co., Ltd. Rights 06/18/99...............         1,659        16,788
 *Kwangju Bank, Ltd. Rights 06/11/98...................        22,932             0
 *Kyongnam Bank Rights 06/15/99........................        21,425             0
 *LG Industrial Systems, Ltd. Rights 06/28/99..........       120,723       183,245
 *LG International Corp. Rights 06/21/99...............        20,509        22,483
 *Samsung Aerospace Industrial Co., Ltd. Rights
   06/15/99............................................        37,631        50,773
 *Tong Yang Merchant Bank Rights 06/23/99..............         3,544         3,885
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                     379,321
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Korean Won (Cost $6).................................                           5
                                                                       ------------
TOTAL -- SOUTH KOREA
  (Cost $24,293,584)...................................                  42,436,625
                                                                       ------------
                                                               SHARES        VALUE+
                                                         ------------  ------------
MALAYSIA -- (9.7%)
COMMON STOCKS -- (9.7%)
 AMMB Holdings Berhad..................................       527,200  $    804,674
 AMMB Holdings Berhad 7.5% Unsecured Loan Stock 1999...        31,000         4,307
 *Advance Synergy Berhad...............................        81,000        14,665
 Affin Holdings Berhad.................................       667,000       424,072
 Amsteel Corp. Berhad..................................       198,000        27,303
 Ancom Berhad..........................................       115,000        40,916
 Antah Holding Berhad..................................       306,000        72,152
 *Aokam Perdana Berhad.................................         1,066         4,140
 *Arab Malaysia Corp. Berhad...........................       205,000        54,810
 Arab Malaysia Finance Berhad..........................       429,000       287,204
 Arab Malaysian Development Berhad.....................       309,000        43,260
 Asas Dunia Berhad.....................................       122,000        35,187
 *Asia Pacific Land Berhad.............................       700,000        85,474
 Asiatic Development Berhad............................       117,000        33,253
 Austral Enterprises Berhad............................       169,000       142,316
 Ayer Hitam Planting Syndicate Berhad..................         9,000        25,768
 Bandar Raya Developments Berhad.......................       568,000       181,760
 Batu Kawan Berhad.....................................       154,000       142,653
 Berjaya Capital Berhad................................       163,000        56,621
 Berjaya Land Berhad...................................        74,000        26,173
 Berjaya Singer Berhad.................................        32,400         9,686
 *Bolton Properties Berhad.............................       145,000        88,221
 Boustead Holdings Berhad..............................       293,000       204,792
 Cahya Mata Sarawak Berhad.............................       460,000       249,853
 Chin Teck Plantations Berhad..........................        54,000        72,758
 Cold Storage (Malaysia) Berhad........................        80,000        37,053
 Commerce Asset Holding Berhad.........................     1,122,200     1,901,834
 Cycle & Carriage Bintang Berhad.......................        95,000       164,000
 DCB Sakura Merchant New Shares........................         6,150         3,496
 DMIB Berhad...........................................        24,000         5,760
 DNP Holdings Berhad...................................       166,000        37,044
 *Damansara Realty Berhad..............................       391,000        46,920
 Datuk Keramik Holdings Berhad.........................       127,000        27,806
 Diversified Resources Berhad..........................       167,000        86,840
 Edaran Otomobil Nasional Berhad.......................       264,000       605,810
 *Ekran Berhad.........................................        42,000         9,991
 *Faber Group Berhad...................................       340,600        44,457
 Far East Holdings Berhad..............................        54,000        31,604
 Gadek (Malaysia) Berhad...............................        82,000        58,349
 *General Corp. Berhad.................................       178,000        28,105
 Genting Berhad........................................       112,500       319,737
 Gold Coin (Malaysia) Berhad...........................        40,000        40,758
 Golden Hope Plantations Berhad........................       159,000       112,472
 *Golden Plus Holdings Berhad..........................        77,000        17,994
 Guiness Anchor Berhad.................................        35,000        28,589
 *Gula Perak Berhad....................................       250,000        49,210
 Guthrie Ropel Berhad..................................       148,000       115,284
 *HLG Capital Berhad...................................        30,000        12,758
 Hap Seng Consolidated Berhad..........................       179,000        85,543
 Hicom Holdings Berhad.................................     1,216,000       570,880
 Highlands and Lowlands Berhad.........................        99,000        60,025
 Hock Hua Bank Berhad (Foreign)........................        94,000       139,516
 Hong Leong Bank Berhad................................       831,000       801,259
 Hong Leong Credit Berhad..............................       522,447       525,747
 Hong Leong Industries Berhad..........................       261,000       213,196
 Hong Leong Properties Berhad..........................       546,000       144,834
 Hume Industries (Malaysia) Berhad.....................       289,000       262,838
 Hwang-DBS (Malaysia) Berhad...........................       193,000       147,086

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 IGB Corp. Berhad......................................       555,000  $    207,979
 IJM Corp. Berhad......................................       511,000       322,737
 *Idris Hydraulic (Malaysia) Berhad....................       484,000        67,760
 *Innovest Berhad......................................       228,000        37,440
 *Insas Berhad.........................................       664,000       117,423
 *Intria Berhad........................................       910,000       118,779
 Island & Peninsular Berhad............................       269,000       183,486
 Johan Holdings Berhad.................................        73,000        11,065
 Johor Port Berhad.....................................       323,000        99,960
 Johore Tenggara Oil Palm Berhad.......................        97,000        27,160
 *Kamunting Corp. Berhad...............................       802,000       131,697
 Keck Seng (Malaysia) Berhad...........................       188,000        66,493
 *Kedah Cement Holdings Berhad.........................       115,000        57,863
 Kelang Container Terminal Berhad......................        30,000        20,842
 *Kemayan Corp. Berhad.................................        84,000         7,693
 *Kretam Holdings Berhad...............................        25,000         7,632
 Kuala Lumpur Kepong Berhad............................       117,000       136,705
 Kuala Sidim Berhad....................................       145,000       154,158
 Kulim Malaysia Berhad.................................       181,000        81,164
 *Land - General Berhad................................       266,000        62,720
 Landmarks Berhad......................................       244,000        53,423
 *Larut Consolidated Berhad............................       110,000        25,474
 *Leader Universal Holdings Berhad.....................       427,333       114,255
 *Lien Hoe Corp. Berhad................................       211,000        26,208
 Lingui Development Berhad.............................       570,000       368,400
 Lion Land Berhad......................................       462,375        73,007
 *MBF Holdings Berhad..................................       837,000        36,123
 *MBF Land Berhad......................................       455,000        47,895
 MUI Properties Berhad.................................       724,000        91,453
 Magnum Corp. Berhad...................................       240,000       131,368
 Malayan Banking Berhad................................     1,342,000     2,994,779
 Malayan Cement Berhad.................................        67,500        34,532
 *Malayan United Industries Berhad.....................       291,200        42,914
 Malayawata Steel Berhad...............................        92,000        23,242
 Malaysia Building Society Berhad......................       263,000        81,392
 Malaysia Industrial Development Finance Berhad........       743,000       278,429
 Malaysia Mining Corp. Berhad..........................     1,204,000       471,461
 Malaysian Airlines System.............................     1,003,000       988,219
 Malaysian Helicopter Services Berhad..................       676,000       159,394
 Malaysian Mosaics Berhad..............................       286,000        93,326
 Malaysian Oxygen Berhad...............................        23,000        42,853
 *Malaysian Plantations Berhad.........................       170,000        51,179
 Malaysian Resources Corp. Berhad......................     1,126,333       414,965
 Maruichi Malaysia Steel Tube Berhad...................        92,000        65,078
 Matsushita Electric Co. (Malaysia) Berhad.............         6,000        17,053
 Metroplex Berhad......................................       817,000       130,720
 Mulpha International Berhad...........................     1,069,000       149,660
 Nestle (Malaysia) Berhad..............................        38,000       133,600
 New Straits Times Press (Malaysia) Berhad.............       154,000       225,326
 Nylex (Malaysia) Berhad...............................       219,500       104,436
 OSK Holdings..........................................       317,000       193,537
 *Olympia Industries Berhad............................       122,000        20,419
 Oriental Holdings Berhad..............................        53,760        98,466
 PJ Development Holdings Berhad........................       136,000        27,200
 Pan Pacific Asia Berhad...............................       100,000        42,947
 Peladang Kimia Berhad.................................        25,000        10,000
 Perlis Plantations Berhad.............................       529,000       521,204
 Pernas International Holdings Berhad..................       757,000       194,429
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Perusahaan Otomobil Nasional Berhad...................       781,000  $  1,512,674
 Pilecon Engineering Berhad............................       105,000        24,979
 Prime Utilities Berhad................................        46,000        37,187
 *Promet Berhad........................................       140,000         8,547
 Public Finance Berhad.................................       386,000       284,421
 *RHB Capital Berhad...................................       123,000       107,722
 RJ Reynolds Berhad....................................        43,000        40,556
 Resorts World Berhad..................................       174,000       271,074
 Road Builders (Malaysia) Holdings Berhad..............        81,000       109,989
 Rothmans of Pall Mall Malaysia Berhad.................        46,000       271,158
 SCB Developments Berhad...............................        58,000        28,939
 SP Settia Berhad......................................        74,000        66,678
 Sarawak Enterprise Corp. Berhad.......................     1,510,000       553,137
 Sarawak Oil Palms Berhad..............................        93,000        36,613
 Selangor Dredging Berhad..............................        84,000        10,610
 Selangor Properties Berhad............................       402,000       167,570
 Shangri-la Hotels (Malaysia) Berhad...................       514,000       155,823
 Shell Refining Co. Federation of Malaysia Berhad......        48,000        50,122
 *Silverstone Berhad...................................         6,930             0
 Sime Darby Berhad (Malaysia)..........................       355,980       373,217
 Sime UEP Properties Berhad............................        66,000        66,417
 *Sistem Television Malaysia Berhad....................       166,000        53,120
 Southern Bank Berhad (Foreign)........................       249,000       146,255
 *Southern Steel Berhad................................       330,000       104,210
 *Sungei Way Holdings Berhad...........................       394,000       144,328
 *Sunway City Berhad...................................       294,000        63,133
 Ta Enterprise Berhad..................................       752,000       248,556
 Talam Corp. Berhad....................................       152,000        36,160
 Tan & Tan Developments Berhad.........................       374,000       125,979
 Tan Chong Motor Holdings Berhad.......................       665,000       252,000
 Telekom Malaysia Berhad...............................       487,500     1,334,210
 Tenaga Nasional Berhad................................       502,000       914,168
 *Time Engineering Berhad..............................       582,000       124,977
 *Tongkah Holdings Berhad..............................        84,000        25,996
 Tractors Malaysia Holdings Berhad.....................       214,000        79,743
 Tradewinds (Malaysia) Berhad..........................       189,000        93,505
 Tronoh Mines Malaysia Berhad..........................        32,000        41,432
 UMW Holdings Berhad...................................       380,666       532,932
 *United Engineering (Malaysia) Berhad.................        87,000        72,897
 United Malacca Rubber Estates Berhad..................       102,000       119,179
 *United Merchant Group Berhad.........................       307,000        91,130
 Yeo Hiap Seng (Malaysia) Berhad.......................        59,000        34,034
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $26,073,832)...................................                  29,183,312
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Selangor Dredging Berhad Rights 06/04/99 (Cost $0)...        50,400         1,061
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 Malaysian Ringetts
   (Cost $1)...........................................                           1
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $26,073,833)...................................                  29,184,374
                                                                       ------------

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
THAILAND -- (9.4%)
COMMON STOCKS -- (9.4%)
 *American Standard Sanitaryware (Thailand) Public Co.
   Ltd. (Foreign)......................................         4,150  $     21,004
 *Aromatics (Thailand) Public Co., Ltd. (Foreign)......     5,334,000     1,120,074
 Ayudhya Insurance Public Co., Ltd. (Foreign)..........        13,000        34,473
 *Bangkok Land Public Co., Ltd. (Foreign)..............       256,400        45,558
 *Bangkok Rubber Public Co., Ltd. (Foreign)............     1,161,200       237,585
 *Bank of Ayudhya Public Co., Ltd. (Foreign)...........     6,198,000     4,505,206
 *Banpu Public Co., Ltd. (Foreign).....................        50,000       117,109
 *Big C Supercenter Public Co., Ltd. (Foreign).........     1,274,800       583,432
 *Capetronic International (Thailand) Public Co.,
   Ltd.................................................     4,266,666       574,325
 Central Pattana Public Co., Ltd. (Foreign)............       395,000       180,778
 *Ch Karnchang Public Co., Ltd. (Foreign)..............       384,800       559,407
 *Charoen Pokphand Feedmill Public Co., Ltd.
   (Foreign)...........................................       319,770       387,391
 *Christiani and Nielson (Thai) Public Co., Ltd.
   (Foreign)...........................................        56,779             0
 *First Bangkok City Bank Public Co., Ltd. (Foreign)...       460,200             0
 International Cosmetics Public Co., Ltd. (Foreign)....       275,500       504,347
 *Italian-Thai Development Public Co., Ltd.
   (Foreign)...........................................       790,800     1,990,570
 *Jasmine International Public Co., Ltd. (Foreign).....     2,273,400       948,652
 Kang Yong Electric Public Co., Ltd. (Foreign).........        91,500        81,289
 *Krung Thai Bank Public Co., Ltd. (Foreign)...........     1,583,200     1,012,275
 *Laguna Resorts & Hotels Public, Ltd. Foreign.........       521,100       231,475
 *Land and House Public Co., Ltd. (Foreign)............       322,177       398,980
 *MK Real Estate Development Public Co., Ltd.
   (Foreign)...........................................        23,625         3,625
 *Modernform Group Public Co., Ltd. (Foreign)..........        46,000        12,260
 *Nakornthon Bank Public Co., Ltd. (Foreign)...........       838,600        74,502
 *National Finance and Securities Public Co., Ltd.
   (Foreign)...........................................     1,472,000       852,012
 *Nawarat Patanakarn Public Co., Ltd. (Foreign)........         6,400           965
 *Padaeng Industry Public Co., Ltd (Foreign)...........     1,600,800       495,603
 *Phoenix Pulp and Paper Public Co., Ltd. (Foreign)....       171,400        84,212
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Premier Enterprises Public Co., Ltd. (Foreign).......        32,000  $          0
 *Quality Houses Public Co., Ltd. (Foreign)............       847,000       233,726
 Saha Pathana Inter-Holding Public Co., Ltd.
   (Foreign)...........................................       203,600       180,880
 Saha Pathanapibul Public Co., Ltd. (Foreign)..........        24,200        32,086
 *Saha-Union Public Co. Ltd. (Foreign).................       276,000       107,740
 *Sahaviriya Steel Industries Public Co., Ltd.
   (Foreign)...........................................     3,075,300       356,004
 *Samart Corp. Public Co., Ltd. (Foreign)..............       455,200       150,120
 Shangri-la Hotel Public Co., Ltd. (Foreign)...........       281,600       174,365
 *Siam City Bank Public Co., Ltd.......................        31,910             0
 *Siam City Cement Public Co., Ltd. (Foreign)..........        43,535       164,084
 *Siam Commercial Bank Public Co., Ltd. (Foreign)......     1,546,333     1,800,481
 *Siam Pulp & Paper Co., Ltd. (Foreign)................       994,300     2,168,212
 *Sino-Thai Engineering and Construction Public Co.,
   Ltd. (Foreign)......................................        21,200         6,421
 *Srithai Superware Public Co., Ltd. (Foreign).........        21,000        10,459
 *TPI Polene Public Co., Ltd. (Foreign)................       271,162       100,376
 *Tanayong Public Co., Ltd. (Foreign)..................     1,521,800       405,595
 *Thai Danu Bank Public Co., Ltd. (Foreign)............       258,000       158,016
 *Thai Farmers Bank Public Co., Ltd....................       920,000     2,526,314
 *Thai German Ceramic Industry Public Co., Ltd.
   (Foreign)...........................................        58,000        21,860
 *Thai Military Bank Public Co., Ltd. (Foreign)........     5,257,000     3,255,106
 *Thai Packaging and Printing Public Co., Ltd.
   (Foreign)...........................................        29,500         2,383
 *Thai Petrochemical Industry Public Co., Ltd.
   (Foreign)...........................................     1,621,700       556,647
 Thai Plastic and Chemicals Public Co., Ltd.
   (Foreign)...........................................        29,000        46,843
 *Thai Rung Union Carbide Public Co., Ltd. (Foreign)...       320,700       271,962
 *Thai Telephone & Telecommunication Public Co., Ltd.
   (Foreign)...........................................       882,000       182,835
 *Thai Wah Public Co., Ltd. (Foreign)..................        21,000         4,410
 *Tuntex (Thailand) Public Co., Ltd. (Foreign).........       502,000       152,039
 *Vinythai Public Co., Ltd. (Foreign)..................       747,300       108,640
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $19,636,420)...................................                  28,234,713
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Thailand Baht (Cost $24).............................                          28
                                                                       ------------

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
RIGHTS/WARRANTS -- (0.0%)
 *Jasmine International Public Co., Ltd. (Foreign)
   Rights Open Pay Date................................     2,273,400  $          0
 *Siam Commercial Bank Public Co., Ltd. (Foreign)
   Warrants 12/31/02...................................           333             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------
TOTAL -- THAILAND
  (Cost $19,636,444)...................................                  28,234,741
                                                                       ------------
PHILIPPINES -- (8.9%)
COMMON STOCKS -- (8.9%)
 Aboitiz Equity Ventures, Inc..........................     5,782,000       340,385
 *Alaska Milk Corp.....................................     3,017,000       187,125
 Alsons Consolidated Resources, Inc....................    16,904,000       290,988
 *Anglo Philippine Holdings Corp.......................       890,000        17,075
 Bacnotan Cement Corp..................................     1,442,000       157,274
 Bacnotan Consolidated Industries, Inc.................       823,770       422,168
 *Bankard, Inc.........................................       446,000        43,369
 *Belle Corp...........................................    27,251,000     1,589,938
 *C & P Homes, Inc.....................................    21,550,000       679,631
 *Cebu Holdings, Inc...................................     7,763,250       183,625
 *DMCI Holdings, Inc...................................    17,373,000       940,561
 *EEI Corporation......................................     5,249,000       215,202
 Far East Bank and Trust Co. (Foreign).................       853,600     1,289,933
 *Fil-Estate Land, Inc.................................    13,422,000       557,339
 *Filinvest Land, Inc..................................    36,771,000     4,058,817
 *Guoco Holdings (Philippines), Inc....................    15,440,000       422,013
 *House of Investments, Inc............................       792,000        51,620
 *International Container Terminal Services, Inc.......     3,307,000       334,611
 *Kepphil Shipyard, Inc................................     9,174,684       151,907
 *Kuok Philippine Properties, Inc......................    21,510,000       282,654
 *Megaworld Properties & Holdings, Inc.................    24,280,000     1,225,165
 *Metro Pacific Corp...................................    41,560,000     2,118,956
 Metropolitan Bank & Trust Co..........................        57,690       557,189
 *Mondragon International Philippines, Inc.............     2,464,000        39,502
 *Negros Navigation Co., Inc...........................       955,000        17,569
 *PDCP Development Bank................................       409,000       106,415
 *Philippine National Bank.............................     1,103,000     2,550,956
 *Philippine Realty & Holdings Corp....................    21,500,000       194,941
 *Philippine Savings Bank..............................     1,030,590       778,697
 *Pryce Properties Corp................................     1,480,000        35,007
 RFM Corp..............................................     2,574,000       314,562
 *Republic Glass Holding Corp..........................       780,000        15,579
 *Robinson's Land Corp. Series B.......................    12,074,000     1,047,152
 SM Development Corp...................................    20,296,400       629,428
 *Security Bank Corp...................................     1,695,000     1,447,764
 *Soriano (A.) Corp....................................     7,065,000       170,822
 *Southeast Asia Cement Holdings, Inc..................    40,747,899       556,869
 *Steniel Manufacturing Corp...........................       713,000        13,211
 Trans-Asia Oil & Energy...............................     1,140,000        22,470
 Union Bank of the Philippines.........................       387,100       236,533
 *Universal Rightfield Property Holdings, Inc..........    13,760,000       141,035
 Universal Robina Corp.................................    11,507,000     1,965,714
 *Urban Bank, Inc......................................        14,950        51,077
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Vitarich Corp........................................       541,000  $     15,640
 *William, Gothong & Aboitiz, Inc......................     9,318,000       337,945
                                                                       ------------
TOTAL -- PHILIPPINES
  (Cost $19,711,609)...................................                  26,806,433
                                                                       ------------
TURKEY -- (8.1%)
COMMON STOCKS -- (7.8%)
 Adana Cimento Sanayi Ticaret A.S......................    29,121,000       114,565
 *Akbank...............................................   191,620,158     3,156,761
 *Aksa.................................................    11,030,729       254,952
 *Alarko Sanayii ve Ticaret A.S........................     1,716,999       126,654
 *Alternatifbank A.S...................................     6,689,000        32,894
 Altinyildiz Mensucat ve Konfeksiyan Fabrikalari
   A.S.................................................     2,607,000        42,307
 *Arcelik A.S..........................................    25,036,590       861,845
 *Ardem Pisirici ve Istici Cihazlar....................     3,000,000        84,829
 Aygaz.................................................     6,209,280       656,501
 Bati Cimento A.S......................................     1,666,666        54,299
 *Bekoteknik Sanayi A.S................................     6,221,973       102,501
 Bolu Cimento Sanayi A.S...............................     8,695,000        73,759
 Bossa Ticaret ve Sanayi Isletmeleri A.S...............     9,711,000        55,515
 Brisa Bridgestone Sanbanci Lastik San & Tic A.S.......     9,261,000       278,946
 CIMSA A.S. (Cimento Sanayi ve Ticaret)................    18,720,000       179,513
 *Cimentas A.S.........................................     3,370,360        89,086
 *Dardanel Onentas.....................................     9,633,000        19,422
 *Doktas...............................................     4,800,000        54,291
 *Eczacibasi Ilac......................................    15,126,480       234,317
 *Eregli Demir ve Celik Fabrikalari Turk A.S...........    54,862,500     1,052,194
 *Es Kisehir Bankasi Esbank............................    20,109,361        45,984
 *Finansbank...........................................    68,245,600       314,631
 Goltas Cimento........................................     3,884,000        58,255
 *Good Year Lastikleri A.S.............................     5,622,750       145,166
 Hurriyet Gazette......................................    21,391,500       373,444
 *Izmir Demir Celik....................................    23,057,017        72,284
 Kartonsan.............................................     1,000,000        44,873
 Kordsa Kord Bezi Sanayi ve Ticaret A.S................     2,294,000        84,608
 *Medya Holdings A.S. Series C.........................    33,508,000        96,808
 *Milpa Ticari ve Sinai Urunler Pazarlama..............     4,474,000        66,004
 *Net Holding A.S......................................    10,785,000        41,103
 *Net Turizm...........................................     5,355,000        33,576
 Netas Northern Electric Telekomunikasyon A.S..........     6,718,400       210,621
 *Peg Profilo A.S......................................     2,024,497        82,135
 *Raks Elektroniks A.S.................................     5,859,000        21,969
 *Sabah Yayincilik A.S.................................    15,969,000        59,879
 Sarkuysan Elektrolitik Bakir Sanayi A.S...............     4,313,887        53,035
 *T. Tuborg Bira ve Malt Sanayi A.S....................     3,125,000        34,193
 *Tat Konserve.........................................     2,749,996        84,522
 Tekstil Bankasi A.S...................................     8,497,125        30,295
 *Tekstil Bankasi A.S..................................    13,082,853        46,644
 *Tofas Turk Otomobil Fabrikasi A.S....................    19,598,775       279,501
 *Trakya Cam Sanayii A.S...............................    24,705,849       279,437
 *Turcas Petrolculuk A.S...............................     5,500,078       123,065
 *Turk Demir Dokum.....................................     9,299,942       114,334
 *Turk Dis Ticaret Bankasi A.S.........................    53,950,000       252,041

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Turk Siemens Kablo ve Elektrik Sanayi A.S.............     1,260,000  $     41,824
 Turk Sise Cam.........................................    24,924,000       312,546
 *Turk Sise Cam Em 99..................................    21,579,198       270,602
 *Turkiye Garanti Bankasi A.S..........................    58,056,497     2,391,065
 Turkiye Is Bankasi A.S. Series C......................   215,600,000     4,240,963
 Yapi ve Kredi Bankasi A.S.............................   255,979,698     3,272,914
 *Yapi ve Kredi Bankasi A.S............................   204,783,758     2,366,569
 Yasas A.S.............................................     2,443,000        30,635
 *Yatak ve Vorgan Sanayi ve Ticaret Yatas..............     1,092,000        34,234
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $12,729,444)...................................                  23,534,910
                                                                       ------------
RIGHTS/WARRANTS -- (0.3%)
 *Akbank Rights 05/17/99 (Cost $0).....................   127,746,772       895,201
                                                                       ------------
TOTAL -- TURKEY
  (Cost $12,729,444)...................................                  24,430,111
                                                                       ------------
BRAZIL -- (7.5%)
PREFERRED STOCKS -- (5.0%)
 *Acesita SA...........................................    60,000,000        22,478
 Aracruz Celulose SA Series B..........................     1,265,999     2,371,440
 Banco Bradesco SA.....................................   133,883,959       709,924
 Banco do Brasil SA....................................    56,145,862       309,041
 Banco do Estado de Sao Paulo SA.......................    28,280,000     1,206,165
 Bombril S.A...........................................    39,700,000       139,578
 Brasiliero de Petroleo Ipiranga.......................    46,500,000       292,129
 Brasmotor SA..........................................     2,745,570       212,047
 COFAP (Cia Fabricadora De Pecas)......................        14,250        59,545
 Caemi Mineracao e Metalurgia S.A......................     3,800,000       100,748
 *Ceval Alimentos SA...................................    23,500,000        44,561
 Cia Siderurgica Belgo-Mineira.........................     4,972,631       139,003
 Cia Vale do Rio Doce Series A.........................       239,144     4,231,491
 Cimento Portland Itau.................................     2,600,000       251,755
 Companhia Siderurgica de Tubarao Sid Tubarao..........    78,270,000       699,234
 Confab Industrial SA..................................       166,000       143,514
 Copene-Petroquimica do Nordeste SA Series A...........     2,580,000       450,565
 Distribuidora de Produtos Petreleo Ipirangi SA........     4,000,000        32,507
 Duratex SA............................................    10,610,000       287,415
 Embratel Participacoes SA.............................     1,389,166        19,216
 Globex Utilidades SA..................................        20,000        96,829
 *IKPC Industrias Klabin de Papel e Celulose SA........     1,188,531       390,464
 Inepar SA Industria e Construcoes.....................    31,060,000        80,200
 *Inepar-Fem Equipamentos e Montagem SA................        18,636             0
 Investimentos Itau SA.................................     1,088,000       601,999
 *Investimentos Itau SA................................        24,875        13,729
 Lojas Americanas SA...................................     4,324,460        20,937
 Metalurgica Gerdau SA.................................    16,100,000       380,457
 Mineracao da Trinidade Samitri........................    19,000,000       197,116
 Multibras Eletrodomesticos SA.........................       427,145       140,328
 *Paranapanema SA......................................     9,588,000        15,197
 Refinaria de Petroleo Ipiranga SA.....................    11,000,000        79,250
 Sadia Oeste SA Inclusttia e Comercio Soes.............       308,282       193,673
 *Seara Alimentos SA...................................    23,500,000         7,449
 Tele Celular Sul Participacoes SA.....................     1,389,166         2,538
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Tele Centro Oeste Celular Participacoes SA...........     1,389,166  $      1,681
 Tele Centro-Sul Participacoes.........................     1,389,166        14,732
 Teleleste Celular Participacoes SA....................     1,389,166           833
 Telemig Celular Participacoes SA......................     1,389,166         2,002
 Telenordeste Celular Participacoes SA.................     1,389,166         2,154
 Telenorte Celular Participacoes SA....................     1,389,166           841
 Telenorte Leste Participacoes SA......................     1,389,166        22,659
 Telesp Celular Participacoes..........................     1,389,166        12,658
 Telesp Participacoes SA...............................     1,389,166        29,865
 Telesudeste Celular Participacoes SA..................     1,389,166         6,573
 *Trikem S.A...........................................    35,000,000        21,181
 *USIMINAS (Usinas Siderurgicas de Minas Gerais SA)....        41,925        59,806
 Uniao des Industrias Petroquimicas SA Series B........       190,000        44,899
 Unibanco Unias de Bancos Brasileiros SA...............     2,000,000        33,775
 *Vale do Rio Doce Series B............................       239,144             0
 Votorantim Celulose e Papel SA........................    26,200,000       694,632
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $9,878,207)....................................                  14,890,813
                                                                       ------------
COMMON STOCKS -- (2.5%)
 Banco do Estado de Sao Paulo SA.......................     1,600,000        49,088
 Embraco SA............................................       342,000       112,356
 Embratel Participacoes................................    50,000,000       370,313
 Gerdau SA.............................................    87,500,000     1,306,181
 Inepar Energia SA.....................................        15,029             2
 Lojas Americanas SA...................................     6,762,000        28,061
 *Mannesmann SA........................................       378,000        28,322
 Siderurgica Nacional Sid Nacional.....................   117,500,000     2,234,845
 Souza Cruz Industria e Comercio.......................       150,016       907,867
 Tele Celular Sul Participacoes........................    50,000,000        64,841
 *Tele Centro Oeste Celular Participacoes..............    50,000,000        46,685
 Tele Centro Sul Participacoes SA......................    50,000,000       276,366
 Tele Norte-Leste Participacoes........................    50,000,000       455,326
 Tele Sudeste Celular Participacoes....................    50,000,000       136,598
 Teleleste Celular Participacoes.......................    50,000,000        24,207
 Telemig Celular Participacoes.........................    50,000,000        63,400
 Telenordeste Celular Participacoes....................    50,000,000        56,195
 Telenorte Celular Participacoes.......................    50,000,000        30,259
 Telesp Celular Participacoes SA.......................    50,000,000       252,158
 Telesp Participacoes SA...............................    50,000,000       619,301
 VSMA (Cia Vidraria Santa Marina)......................       121,000       163,889
 White Martins SA......................................       600,000       311,236
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $5,325,850)....................................                   7,537,496
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Tele Centro Oeste Celular Participacoes Rights
   06/30/99............................................     4,485,658             0
 *Tele Centro Oeste Celular Participacoes SA Preferred
   Rights 06/30/99.....................................       124,626            24
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                          24
                                                                       ------------
TOTAL -- BRAZIL
  (Cost $15,204,057)...................................                  22,428,333
                                                                       ------------

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
ISRAEL -- (7.5%)
COMMON STOCKS -- (7.2%)
 Ackerstein Industries, Ltd............................        41,800  $     47,229
 Africa-Israel Investments, Ltd........................         4,960       301,304
 Africa-Israel Investments, Ltd........................           150        88,496
 *Agis Industries (1983), Ltd..........................        44,500       259,510
 American Israeli Paper Mills, Ltd.....................         4,400       245,903
 *Azorim Investment Development & Construction Co.,
   Ltd.................................................        32,400       341,678
 *Azorim Properties, Ltd...............................        52,000       128,880
 Bank Hapoalim B.M.....................................     1,038,300     2,633,941
 Bank Leumi Le-Israel..................................     1,642,650     3,093,352
 *Bank of Jerusalem....................................        71,150        36,825
 CLAL Electronics Industries, Ltd......................         3,460       615,418
 CLAL Industries, Ltd..................................       151,300     1,069,830
 Clal Israel, Ltd......................................        36,220     1,201,334
 *Dead Sea Periclase...................................        13,700        36,385
 Delek Israel..........................................         3,872       112,901
 Delta Galil Industries, Ltd...........................         7,800        79,792
 *Discount Mortgage Bank, Ltd..........................         1,500       100,597
 Elbit Medical Imaging.................................        16,533       142,614
 Elbit Systems, Ltd....................................        16,533       260,723
 *Elbit, Ltd...........................................        24,733       177,892
 Elco Industries (1975)................................         8,500        86,746
 Elite Industries, Ltd.................................        10,080       461,204
 Elron Electronic Industries, Ltd......................        20,066       418,843
 *Feuchtwanger Industies...............................         1,700        38,457
 First International Bank of Israel....................        78,000       443,499
 First International Bank of Israel, Ltd...............       229,130       259,448
 *Granite Hacarmel Investments, Ltd....................       142,500       163,433
 *Hadar Insurance Co., Ltd.............................        20,900        45,198
 IDB Bankholding Corp., Ltd............................        33,600       904,611
 IDB Development Corp., Ltd. Series A..................        52,550     1,548,874
 Israel Chemicals, Ltd.................................       917,000     1,094,041
 *Israel Corp. Series B................................           800       469,450
 *Israel General Bank, Ltd.............................         3,400        96,330
 *Israel Petrochemical Enterprises, Ltd................        45,216       248,304
 *Kardan Investments, Ltd..............................        35,000        56,980
 *Kitan Consolidated, Ltd..............................        78,100       140,432
 Koor Industries, Ltd..................................        12,205     1,319,716
 *M.A.Industries, Ltd..................................       227,355       564,044
 *Mishkan Hapoalim Mortgage Bank, Ltd. Series B........         1,515       290,082
 *OCIF Investments and Development, Ltd................         2,100        50,415
 *Ormat Industries.....................................        79,500       116,871
 Osem Investment, Ltd..................................        61,856       321,646
 *Polgat Industries, Ltd. Series B.....................        18,200        81,814
 Property and Building Corp., Ltd......................         3,461       337,232
 *Red Sea Hotels, Ltd..................................        21,300        53,826
 *Shekem, Ltd..........................................       345,765        76,455
 Super-Sol, Ltd. Series B..............................        91,937       245,734
 Tambour...............................................        73,210       105,133
 Team Computer & Systems, Ltd..........................           800        15,162
 Tefahot Israel Mortgage Bank, Ltd.....................           400       271,173
 *Urdan Industries, Ltd................................        86,800        85,420
 *Ytong Industries, Ltd................................        47,300       140,218
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $16,353,559)...................................                  21,525,395
                                                                       ------------
                                                               SHARES        VALUE+
                                                         ------------  ------------
INVESTMENT IN CURRENCY -- (0.3%)
 *Israel Shekel (Cost $863,252)........................                $    862,325
                                                                       ------------
TOTAL -- ISRAEL
  (Cost $17,216,811)...................................                  22,387,720
                                                                       ------------
GREECE -- (7.2%)
COMMON STOCKS -- (7.1%)
 *Aegek................................................        35,140       663,072
 *Aktor S.A............................................        27,500       651,952
 *Alcatel Cables Hellas S.A............................         9,290       138,715
 *Alfa-Beta Vassilopoulos S.A..........................        16,330       367,456
 Alpha Credit Bank.....................................        45,544     3,096,438
 Alpha Leasing.........................................        29,250       606,466
 *Alte Technological Company...........................        21,200       374,817
 *Aluminum of Attica S.A...............................        17,700       330,006
 Attica Enterprises S.A. Holdings......................       151,400     1,503,852
 *Atti-Kat S.A.........................................        22,140       473,638
 *Bank of Central Greece...............................         2,300        72,530
 Bank of Piraeus S.A...................................        53,550     1,575,076
 *Delta Dairy S.A......................................        34,250       726,100
 Edrassi C. Psallidas S.A..............................         8,710       107,375
 *Etba Leasing S.A.....................................        15,618       185,507
 *General Hellenic Bank................................        15,990     1,187,357
 *Hellas Can Packaging Manufacturers S.A...............        19,250       611,995
 *Hellenic Biscuits Co. S.A............................         2,000        39,539
 *Hellenic Cables S.A..................................        16,020       176,120
 *Hellenic Sugar Industry S.A..........................        61,650       620,295
 *Hellenic Technodomiki S.A............................        43,600       910,304
 *Inform P. Lykos S.A..................................        35,400       705,531
 *Klonatex S.A.........................................        12,560       347,223
 Lavipharm S.A.........................................        20,850       287,531
 *Light Metals Industry................................        11,900       148,422
 *Maillis (M.J.) S.A...................................        36,200     1,053,120
 *Michaniki S.A........................................        40,835       576,259
 *National Investment Bank for Industrial
   Development.........................................         5,840       861,681
 *Petzetakis S.A.......................................         4,480        48,964
 Selected Textile Industry Assoc. S.A..................        67,700       508,155
 Shelman...............................................        31,720       457,826
 Silver & Baryte Ores Mining Co. S.A...................        17,830       647,665
 Strintzis Shipping Lines S.A..........................        44,650       295,672
 *Themeliodomi.........................................        12,250       240,208
 *Tiletipos S.A........................................        37,500       777,520
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $13,388,733)...................................                  21,374,387
                                                                       ------------
RIGHTS/WARRANTS -- (0.1%)
 *Etba Leasing S.A. Rights 07/12/99 (Cost $0)..........        13,015        91,833
                                                                       ------------
TOTAL -- GREECE
  (Cost $13,388,733)...................................                  21,466,220
                                                                       ------------
ARGENTINA -- (7.1%)
COMMON STOCKS -- (7.1%)
 Acindar Industria Argentina de Aceros SA Series B.....       751,067       901,957
 *Alpargatas SA Industrial y Comercial.................       885,000        85,024
 *Astra Cia Argentina de Petroleos SA..................     1,211,800     2,037,352
 *Atanor Cia Nacional para la Industria Quimica SA
   Series D............................................       128,971        72,278

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Banco de Galicia y Buenos Aires SA Series A...........       289,597  $  1,515,729
 *Banco del Sud Sociedad Anonima Series B..............       173,563       486,341
 Bco del Suqu..........................................       206,992       316,935
 *Buenos Aires Embotelladora SA Series B...............           250        19,014
 CIADEA SA.............................................       319,917       480,236
 *Capex SA Series A....................................        62,000       310,233
 *Celulosa Argentina SA Series B.......................        43,375         4,341
 Central Costanera SA Series B.........................       111,000       279,930
 Central Puerto SA Series B............................       101,000       222,367
 Corcemar SA Series B..................................        50,805       221,168
 Cresud SA Comercial Industrial Financiera y
   Agropecuaria........................................       404,615       433,263
 Dycasa Dragados y Construcciones Argentina SA Series
   B...................................................        55,000        90,818
 *Garovaglio y Zorraquin SA............................        25,800        20,139
 *Indupa SA Industrial y Comercial.....................       793,322       458,090
 Irsa Inversiones y Representaciones SA................       322,052       934,652
 *Juan Minetti SA......................................        83,756       213,738
 Ledesma SA............................................       368,459       210,179
 Metrogas SA Series B..................................       126,000        99,615
 *Molinos Rio de la Plata SA Series B..................       285,214       522,333
 Nobleza-Piccardo Sdad Industrial Comercial y
   Financiera Pica.....................................        44,200       143,758
 *Sevel Argentina SA Series C..........................        92,475        37,943
 Siderar SAIC Series A.................................       192,181       476,967
 Siderca SA Series A...................................     2,754,532     3,804,107
 *Sociedad Comercial del Plata.........................       831,410       352,782
 *Sol Petroleo SA......................................       123,000       116,322
 Telecom Argentina Stet-France SA Series B.............       476,600     2,690,042
 Telefonica de Argentina SA Series B...................     1,183,000     3,859,475
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $17,758,614)...................................                  21,417,128
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Sol Petroleo SA Rights 05/24/99 (Cost $0)............        30,984            31
                                                                       ------------
TOTAL -- ARGENTINA
  (Cost $17,758,614)...................................                  21,417,159
                                                                       ------------
MEXICO -- (6.6%)
COMMON STOCKS -- (6.6%)
 *Altos Hornos de Mexico S.A...........................       118,000        33,071
 Apasco S.A. de C.V....................................        57,000       329,359
 Cementos de Mexico S.A. de C.V. Series A..............        24,240       106,035
 Cementos de Mexico S.A. de C.V. Series B..............       358,000     1,591,516
 *Cintra S.A. de C.V...................................        85,000        34,631
 *Consorcio Hogar S.A. de C.V. Series B................        27,000        16,151
 Controladora Comercial Mexicana S.A. de C.V. Series
   B...................................................       462,000       441,790
 El Puerto de Liverpool S.A. Series 1..................        20,000        33,571
 El Puerto de Liverpool S.A. Series C1.................       328,600       511,453
 Empresas ICA Sociedad Controladora S.A. de C.V........       336,000       338,393
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Empresas la Moderna S.A. de C.V. Series A............       188,885  $  1,126,008
 Fomento Economico Mexicano B & D......................       488,000     1,598,535
 *Gruma S.A. de C.V. Series B..........................       132,250       228,713
 *Grupo Carso S.A. de C.V. Series A-1..................       271,000     1,102,747
 Grupo Cementos de Chihuahua S.A. de C.V. Series B.....       124,000        94,608
 *Grupo Corvi S.A. de C.V. Series L....................       154,000       171,306
 Grupo Financiero Bacomer S.A. de C.V. Series O........     2,032,000       686,291
 *Grupo Financiero Banamex Accival S.A. de C.V. Series
   L...................................................        42,607        82,353
 *Grupo Financiero Banamex Accival S.A. de C.V. Series
   O...................................................       456,000       909,217
 Grupo Financiero Bancomer S.A. de C.V. Series L.......        29,259         7,292
 *Grupo Financiero BBV Probursa S.A. de C.V. Series
   B...................................................     1,238,000       163,723
 *Grupo Financiero del Norte S.A. Series C.............       162,000       203,695
 *Grupo Financiero GBM Atlantico S.A. de C.V. Series
   B...................................................       149,000             0
 *Grupo Financiero GBM Atlantico S.A. de C.V. Series
   L...................................................           980             0
 Grupo Financiero Inbursa-C............................         9,455        27,413
 *Grupo Financiero Santander Mexicano S.A. de C.V.
   Sanmex Series B.....................................        20,867        11,739
 *Grupo Financiero Serfin S.A. de C.V. Series B........       290,383        18,315
 *Grupo Gigante S.A. Series B..........................       709,360       198,448
 *Grupo Herdez S.A. de C.V. Series B...................       136,000        40,122
 Grupo Industrial Alfa S.A. Series A...................       251,264       881,852
 Grupo Industrial Maseca S.A. de C.V. Series B.........       396,000       249,766
 Grupo Mexico S.A. de C.V. Series B....................       269,000       905,788
 *Grupo Posadas S.A. de C.V. Series L..................       173,000       115,451
 *Grupo Televisa S.A. (Certificate Representing Series
   A, Series D & Series L).............................        62,000     1,261,445
 *Grupo Tribasa S.A. de C.V............................        82,000        58,393
 *Hylsamex S.A. de C.V. Series B.......................        98,000       215,341
 Industrias Bachoco S.A. de C.V. (Certificate
   Representing Series B and Series L).................        60,000        87,894
 Industrias Penoles S.A. de C.V........................        87,000       222,146
 *Industrias S.A. de C.V. Series B.....................        28,000        77,050
 Telefonos de Mexico S.A. Series L.....................     1,280,000     4,896,032
 Tubos de Acero de Mexico S.A..........................        29,000       262,564
 Vitro S.A.............................................       176,400       340,956
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $17,798,609)...................................                  19,681,173
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Mexican Peso (Cost $58,577)..........................                      57,326
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Grupo Herdez S.A. de C.V. Series B Rights 06/11/99
   (Cost $0)...........................................        23,262             0
                                                                       ------------
TOTAL -- MEXICO
  (Cost $17,857,186)...................................                  19,738,499
                                                                       ------------

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
CHILE -- (5.4%)
COMMON STOCKS -- (5.0%)
 Banco de Credito e Inversiones SA Series A............        53,304  $    339,124
 Banmedica SA..........................................       347,000        60,464
 *Banvida SA...........................................       347,000        27,420
 CAP SA (Compania de Aceros del Pacifico)..............       100,000       164,117
 COPEC (Cia de Petroleos de Chile).....................       757,488     2,363,553
 CTI Cia Tecno Industrial SA...........................     4,900,000        87,367
 Cervecerias Unidas SA.................................       143,000       782,291
 Chilectra Generacion SA...............................     3,119,986       859,727
 Chilectra SA..........................................       225,611     1,284,504
 Cia de Consumidores de Gas de Santiago SA.............       103,000       404,863
 Compania de Sud Americana de Vapores SA...............       410,000       166,143
 Compania de Telecomunicaciones de Chile SA Series A...       200,000     1,085,969
 Compania de Telecomunicaciones de Chile SA Series B...       352,166     1,249,403
 Compania Manufacturera de Papeles y Cartones SA.......       117,150     1,020,656
 *Empresa Nacional de Electricidad SA..................     4,536,900     1,636,244
 *Empresa Nacional de Telecomunicaciones SA............        49,000       164,806
 Enersis SA............................................     3,895,960     1,515,600
 Forestal Terranova SA.................................       147,795        85,344
 *Industrias Forestales Inforsa SA.....................     1,057,365       115,688
 Invercap SA...........................................       100,000        60,379
 Laboratorio Chile SA..................................       271,069       230,674
 Madeco Manufacturera de Cobre SA......................       231,227       220,194
 Maderas y Sinteticos SA...............................       420,205       134,520
 Minera Mantos Blancos SA..............................       102,255       124,931
 Sociedad Industrial Pizarreno SA......................        63,000        61,269
 Sociedad Quimica y Minera de Chile SA Series A........        43,364       150,243
 Sociedad Quimica y Minera de Chile SA Series B........        77,090       267,249
 Vina de Concha y Toro SA..............................       350,000       231,820
 *Vina Sta Carolina SA Series A........................       163,489        34,781
 *Vina Sta Carolina SA Series B........................        41,411         8,390
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $14,043,250)...................................                  14,937,733
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.4%)
 *Chilean Pesos (Cost $1,366,021)......................                   1,255,095
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 Sociedad Industrial Pizarreno SA Rights 06/26/99 (Cost
   $0).................................................         8,278         1,006
                                                                       ------------
TOTAL -- CHILE
  (Cost $15,409,271)...................................                  16,193,834
                                                                       ------------
PORTUGAL -- (4.6%)
COMMON STOCKS -- (4.6%)
 Atlantis-Cristais de Alcobaca S.A.....................         5,100        38,288
 Banco Pinto & Sotto Mayor SA..........................        11,051       219,546
 Cel-Cat Fabrica Nacional de Condutores Electricos
   SA..................................................         4,950        21,842
 Cimpor Cimentos de Portugal SA........................        26,700       713,020
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Companhia de Seguros Mundial Confianca SA............        24,000  $    692,110
 Companhia de Seguros Tranquilidade SA.................        11,500       278,247
 Corticeira Amorim Sociedad Gestora Participacoes
   Sociais SA..........................................        37,100       391,800
 Dom Pedro Investimentos Turisticos SA.................         1,800        17,221
 EFACEC (Empresa Fabril de Maquinas Electricas)........        18,133       126,653
 Engil Sociedade Gestora de Participacoes Sociais SA...        16,452        80,851
 Fabrica de Vidros Barbosa & Almeida SA................         6,000        88,709
 *Filmes Lusomundo SA..................................         7,612        97,779
 *Inparsa Industrias e Participacoes SGPS SA...........       102,250     1,521,380
 *Inparsa Industrias e Participacoes SGPS SA Em 98.....         6,400        52,465
 *Investimentos Participacoes e Gestao SA Inapa........        30,600       240,927
 Mague-Gestao e Participacoes SA.......................        11,800       351,638
 Portucel Industrial Empresa Produtora de Celulose
   SA..................................................        39,500       223,029
 Portugal Telecom SA...................................        71,232     3,232,469
 Salvador Caetano Industrias Metalurgicas e Veiculos de
   Transporte SA.......................................        15,868       346,435
 *Sociedad Construcoes Soares da Costa SA..............        42,678       139,675
 Sociedade de Investimento e Gestao SGPS SA............        24,000       391,476
 *Somague Sociedade Gestora de Participacoes Sociais
   SA..................................................        17,500        54,712
 *Sonae Industria-Sociedade Gestora de Participacoes
   Sociais SA..........................................        44,000       403,480
 Sonae Investimentos Sociedade Gestora de Participacoes
   Sociais SA..........................................        81,800     2,920,023
 Uniceruniao Cervejeira SA.............................        50,600     1,047,046
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $8,710,707)....................................                  13,690,821
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *EFACEC (Empresa Fabril de Maquinas Electricas) Rights
   06/28/99 (Cost $0)..................................        18,133        38,546
                                                                       ------------
TOTAL -- PORTUGAL
  (Cost $8,710,707)....................................                  13,729,367
                                                                       ------------
INDONESIA -- (2.1%)
COMMON STOCKS -- (2.1%)
 *PT Argo Pantes Tbk...................................       271,250        20,000
 *PT Astra International Tbk...........................     2,188,800       672,441
 PT Berlian Laju Tanker Tbk............................       431,600        59,668
 *PT Branta Mulia Tbk..................................       126,000         5,032
 *PT Charoen Pokphand Tbk..............................       210,000        18,065
 *PT Dankos Laboratories...............................        94,500         9,871
 *PT Gajah Tunggal Tbk.................................     1,488,000        86,857
 *PT Gt Kabel Indonesia Tbk............................       360,000         9,954
 *PT Hanjaya Mandala Sampoerna Tbk.....................       910,000     1,464,944
 *PT Hero Supermarket Tbk..............................       220,000        50,015

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *PT Indah Kiat Pulp & Paper Corp......................     4,815,196  $  2,218,981
 *PT Indocement Tunggal Prakarsa.......................       166,000        63,238
 *PT Indofood Sukses Makmur............................        42,330        41,875
 *PT Indorama Synthetics Tbk...........................       535,320       129,924
 *PT Inti Indorayo Utama...............................       411,500        24,020
 *PT Jakarta International Hotel and Development Tbk...     1,590,000       146,544
 *PT Japfa Comfeed Indonesia Tbk.......................       124,000         7,238
 *PT Kalbe Farma Tbk...................................       409,600        84,311
 *PT Lippo Land Development Tbk........................       386,400        27,303
 PT Mayorah Indah......................................       577,572        53,232
 *PT Modern Photo Tbk..................................       250,000        52,995
 *PT Pakuwon Jati Tbk..................................       396,000         8,516
 *PT Panasia Indosyntec Tbk............................       403,200        17,342
 *PT Polysindo Eka Perkasa Tbk.........................     2,064,000       158,525
 *PT Sari Husada Tbk...................................        36,480         8,742
 *PT Semen Cibinong Tbk................................       743,400        38,826
 PT Semen Gresik.......................................       457,591       764,759
 *PT Summarecon Agung..................................       258,587         7,944
 PT Surya Toto Indonesia...............................        46,400        11,404
 PT Tigaraksa Satria Tbk...............................        68,400        13,659
 *PT Unggul Indah Corp. Tbk............................       292,596        43,148
                                                                       ------------
TOTAL -- INDONESIA
  (Cost $12,935,209)...................................                   6,319,373
                                                                       ------------
                                                                             VALUE+
                                                                       ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency (Cost $38,029).........................                $     37,426
                                                                       ------------
                                                         FACE AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.8%)
 Repurchase Agreement, Chase Manhattan Bank N.A. 4.55%,
   06/01/99 (Collateralized by U.S. Treasury Notes
   5.625%, 12/31/02, valued at $5,468,794) to be
   repurchased at $5,359,708...........................  $      5,357     5,357,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $226,320,531)..................................                $300,167,215
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1999

                                  (UNAUDITED)

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (Cost of $226,321)++..............................................  $ 300,167
Cash...................................................................................        845
Receivable for Dividends and Interest..................................................        469
Receivable for Investment Securities Sold..............................................      1,137
Other Assets...........................................................................          2
                                                                                         ---------
    Total Assets.......................................................................    302,620
                                                                                         ---------
LIABILITIES:
Payable for Investment Securities Purchased............................................      2,975
Deferred Chilean Repatriation Tax......................................................        547
Accrued Expenses.......................................................................        147
Payable for Fund Share Redeemed........................................................        155
                                                                                         ---------
    Total Liabilities..................................................................      3,824
                                                                                         ---------
NET ASSETS applicable to 16,912,764 shares outstanding $.01 par value shares
  (authorized 200,000,000 shares)......................................................  $ 298,796
                                                                                         ---------
                                                                                         ---------
NET ASSET VALUE........................................................................  $   17.67
                                                                                         ---------
                                                                                         ---------
PUBLIC OFFERING PRICE PER SHARE........................................................  $   17.76
                                                                                         ---------
                                                                                         ---------

NET ASSETS CONSIST OF:
Paid-In Capital........................................................................  $ 220,366
Accumulated Net Investment Loss........................................................       (313)
Undistributed Net Realized Gain........................................................      5,068
Accumulated Net Realized Foreign Exchange Loss.........................................       (233)
Unrealized Net Foreign Exchange Gain...................................................         62
Unrealized Appreciation of Investment Securities and Foreign Currency..................     73,846
                                                                                         ---------
    Total Net Assets...................................................................  $ 298,796
                                                                                         ---------
                                                                                         ---------

--------------

++ Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1999

                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld and Repatriation of $407)..................  $   2,590
    Interest............................................................................        267
                                                                                          ---------
        Total Investment Income.........................................................      2,857
                                                                                          ---------

EXPENSES
    Investment Advisory Services........................................................        118
    Accounting & Transfer Agent Fees....................................................        145
    Custodian's Fees....................................................................        303
    Legal Fees..........................................................................         21
    Audit Fees..........................................................................          8
    Directors' Fees and Expenses........................................................         21
    Organization Costs..................................................................         --
    Other...............................................................................         25
                                                                                          ---------
        Total Expenses..................................................................        641
                                                                                          ---------
    NET INVESTMENT INCOME...............................................................      2,216
                                                                                          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY

Net Realized Gain on Investment Securities..............................................      7,307

Net Realized Loss on Foreign Currency Transactions......................................       (233)

Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................................     80,518
    Translation of Foreign Currency Denominated Amounts.................................         54
                                                                                          ---------

    NET GAIN ON INVESTMENT SECURITIES AND FOREIGN CURRENCY..............................     87,646
                                                                                          ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................................  $  89,862
                                                                                          ---------
                                                                                          ---------

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                              SIX MONTHS   YEAR ENDED
                                                                                                ENDED       NOV. 30,
                                                                                             MAY 31, 1999     1998
                                                                                             ------------  -----------
                                                                                             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income..................................................................   $    2,216   $     3,791
    Net Realized Gain on Investment Securities.............................................        7,307        30,379
    Net Realized Loss on Foreign Currency Transactions.....................................         (233)         (995)
    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency.........................................       80,518       (41,320)
        Deferred Chilean Repatriation Tax..................................................           --           205
        Translation of Foreign Currency Denominated Amounts................................           54           (15)
                                                                                             ------------  -----------
        Net Increase (Decrease) in Net Assets Resulting from Operations....................       89,862        (7,955)
                                                                                             ------------  -----------
Distributions From:
    Net Investment Income..................................................................         (905)       (7,577)
    Net Realized Gain......................................................................      (32,605)         (204)
                                                                                             ------------  -----------
        Total Distributions................................................................      (33,510)       (7,781)
                                                                                             ------------  -----------
Capital Share Transactions (1):
    Capital Shares Issued..................................................................       15,078         9,768
    Shares Issued in Lieu of Cash Distributions............................................       33,510         7,781
    Capital Shares Redeemed................................................................       (1,607)         (155)
                                                                                             ------------  -----------
        Net Increase from Capital Share Transactions.......................................       46,981        17,394
                                                                                             ------------  -----------
        Total Increase (Decrease)..........................................................      103,333         1,658
NET ASSETS
    Beginning of Period....................................................................      195,463       193,805
                                                                                             ------------  -----------
    End of Period..........................................................................   $  298,796   $   195,463
                                                                                             ------------  -----------
                                                                                             ------------  -----------

(1) SHARE AMOUNTS:
    Shares Issued..........................................................................        1,075           747
    Shares Issued in Lieu of Cash Distributions............................................        2,683           510
    Shares Redeemed........................................................................         (102)          (12)
                                                                                             ------------  -----------
                                                                                                   3,656         1,245
                                                                                             ------------  -----------
                                                                                             ------------  -----------

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             SIX
                                           MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                            ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                           MAY 31,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                            1999        1998        1997        1996        1995        1994
                                          ---------   ---------   ---------   ---------   ---------   ---------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....  $  14.74    $   16.13   $   15.86   $   14.77   $   17.10   $   15.18
                                          ---------   ---------   ---------   ---------   ---------   ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................      0.10         0.31        0.33        0.26        0.28        0.19
  Net Gain (Loss) on Securities
    (Realized and Unrealized)...........      5.35        (1.06)       0.01        1.36       (2.29)       1.94
                                          ---------   ---------   ---------   ---------   ---------   ---------
  Total from Investment Operations......      5.45        (0.75)       0.34        1.62       (2.01)       2.13
                                          ---------   ---------   ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
  Net Investment Income.................     (0.07)       (0.62)      (0.05)      (0.28)      (0.29)      (0.20)
  Net Realized Gain.....................     (2.45)       (0.02)      (0.02)      (0.25)      (0.03)      (0.01)
                                          ---------   ---------   ---------   ---------   ---------   ---------
  Total Distributions...................     (2.52)       (0.64)      (0.07)      (0.53)      (0.32)      (0.21)
                                          ---------   ---------   ---------   ---------   ---------   ---------
Net Asset Value, End of Period..........  $  17.67    $   14.74   $   16.13   $   15.86   $   14.77   $   17.10
                                          ---------   ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------   ---------
Total Investment Return (a).............     44.04%#      (4.80)%      2.12%      12.41%     (11.73)%     14.02%

Net Assets, End of Period (thousands)...  $298,796    $ 195,463   $ 193,805   $ 174,469   $ 157,054   $ 153,095
Ratio of Expenses to Average Net
  Assets................................      0.54%*       0.64%       0.62%       0.59%       0.58%       0.80%
Ratio of Expenses to Average Net Assets
  (excluding waivers and assumption of
  expenses).............................      0.54%*       0.64%       1.02%       0.99%       0.98%       0.88%
Ratio of Net Investment Income to
  Average Net Assets....................      1.88%*       2.08%       1.87%       1.64%       2.10%       1.18%
Ratio of Net Investment Income to
  Average Net Assets (excluding waivers
  and assumption of expenses)...........      1.88%*       2.08%       1.47%       1.24%       1.70%       1.10%
Portfolio Turnover Rate.................     21.02%*      34.84%       0.49%       0.29%       5.73%       0.26%

--------------

*   Annualized

#   Non-annualized

(a) Based on per share net asset value. Prior to November 21, 1997, per share market price was not readily determinable since fund shares were only sold at a public offering price.

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

    Prior to November 21, 1997, Dimensional Emerging Markets Value Fund Inc. (the "Fund") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997 the Fund was reorganized as an open-end management investment company.

    Effective December 8, 1998, The Dimensional Emerging Markets Fund changed its name to the Dimensional Emerging Markets Value Fund.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Fund which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are determined in good faith at fair value using methods determined by the Board of Directors.

    2. FOREIGN CURRENCY TRANSLATIONS: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the ratio of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    4. REPURCHASE AGREEMENTS: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be subject to legal proceedings. All open repurchase agreements were entered into on May 28, 1999.

    5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Costs incurred by the Fund in connection with its organization are being amortized on a straight-line basis over a five year period beginning at the commencement of operations of the Fund.

    Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. Amounts repatriated prior to the end of specified periods may be subject to taxes as specified in the Fund's prospectus. The fund has recorded deferred repatriation taxes relating to net unrealized appreciation on its investment in Chile.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to the Fund. For the six months ended May 31, 1999, the fund paid the Advisor a fee based on an annual effective rate of 0.10% of average net assets.

    An investment committee of the Advisor approves all investment decisions made by the Fund.

    Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 1999, the Fund made the following purchases and sales of investment securities other than U.S. Government securities and temporary cash investments (amounts in thousands):

Purchases...............................................  $  37,066
Sales...................................................     24,300

E. INVESTMENT TRANSACTIONS:

    At May 31, 1999, gross unrealized appreciation and depreciation for Federal income tax purposes of investment securities and foreign currencies were as follows (amounts in thousands):

Gross Unrealized Appreciation..........................  $ 108,530
Gross Unrealized Depreciation..........................    (34,684)
                                                         ---------
Net....................................................  $  73,846
                                                         ---------
                                                         ---------

F. LINE OF CREDIT

    The Fund together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. The Fund is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Fund during the six months ended May 31, 1999.

G. REIMBURSEMENT FEES:

    Shares of the Fund are sold at a public offering price which is equal to the current net asset value plus a reimbursement fee of 0.50% of such net asset value. Reimbursement fees are recorded as an addition to paid in capital and are used to defray the costs associated with investing proceeds of the sale of shares to investors.